Employee benefits - Fair value of plan assets - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	€ 3,199	€ 2,337
Employer contributions	11	20	€ 18
Total-closing balance	3,097	3,199	2,337
Plan assets [member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	(541)	(474)	(458)
Net interest on the net defined liability	7	4	6
Actuarial losses/(gains) arising from experience	(154)	40	25
Employer contributions	11	20	18
Benefits paid	(18)	(20)	(18)
Translation adjustment and other	(13)	23	(16)
Total-closing balance	(373)	(541)	€ (474)
Annuity-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	10
Employer contributions	11
Total-closing balance	28	10
Annuity-based defined benefit plans [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	(540)
Net interest on the net defined liability	7
Actuarial losses/(gains) arising from experience	(154)
Employer contributions	11
Benefits paid	(18)
Translation adjustment and other	(13)
Total-closing balance	(373)	(540)
Capital Based Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	855
Total-closing balance	709	855
Capital Based Defined Benefit Plans [Member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	(1)
Actuarial losses/(gains) arising from experience	0
Total-closing balance	(1)	(1)
Other Post-Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	16
Total-closing balance	2	16
French part-time for seniors plans
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	1,720
Total-closing balance	1,753	1,720
Other Long-Term Benefits [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	598
Total-closing balance	€ 605	€ 598